Stock-based compensation (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Options granted, expense	$ 42,095
Common Stock
Options granted	36,937
Class F Shares
Options granted		77
Options granted, expense	$ 42,000